September 1, 2020

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:  AllianzGI Artificial Intelligence & Technology Opportunities Fund (“AIO”), AllianzGI Convertible & Income Fund (“NCV”), AllianzGI Convertible & Income Fund II (“NCZ”), AllianzGI Convertible & Income 2024 Target Term Fund (“CBH”), AllianzGI Diversified Income & Convertible Fund (“ACV”), AllianzGI Equity & Convertible Income Fund (“NIE”) and AllianzGI Dividend, Interest & Premium Strategy Fund (“NFJ”) (each a “Fund” and, collectively, the “Funds”) (File Nos. 811-23446, 811-21284, 811-21338, 811-23241, 811-23039, 811-21989 and 811-21417)

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Funds pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following materials for use in connection with a meeting of shareholders of the Funds (the “Meeting”): (i) a notice of meeting, (ii) a preliminary proxy statement and (iii) forms of proxy cards. The Meeting is being called for the purposes described in the enclosed notice of meeting.

The Funds expect to begin mailing the definitive proxy materials to shareholders on or about September 14, 2020.

Please direct any questions you may have with respect to this filing to me at (617) 951-7591 or Dave Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Regards,

/s/ Angela C. Jaimes

Angela C. Jaimes, Esq.

cc:	Thomas J. Fuccillo, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.